Note 4 - Securities Available for Sale (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Sale of Available-for-sale Securities	$ 0	$ 20,000	$ 10,951,000
Gain (Loss) on Sale of Securities, Net	0	(10,000)	6,000
Available-for-sale Securities [Member]
Gain (Loss) on Sale of Securities, Net	$ 0	$ (10,000)	$ 6,000